Financial Risk Management - Schedule of Foreign Currency Exchange Gains and Losses Exposure against US Dollar (Detail) - Foreign exchange risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management [line items]
Gain	S/ 390,008	S/ 382,104	S/ 329,751
Loss	S/ (422,578)	S/ (405,380)	S/ (323,927)